NATURE OF OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS

NOTE 1 – NATURE OF OPERATIONS

Company Background

Altitude International Holdings, Inc. (f/k/a Altitude International, Inc. or “Altitude-NY,” now referred to as the “Company,” “we,” “us,” “our,” or “Altitude”), was incorporated in the State of New York on July 13, 1994 as “Titan Computer Services, Inc.” On August 21, 2020, the Company filed with the State of New York to change its name from Altitude International, Inc. to Altitude International Holdings, Inc.

On June 27, 2017, the Company successfully closed a Share Exchange transaction (the “Share Exchange”) with the shareholders of Altitude International, Inc. (“Altitude International”), a Wisconsin corporation. Altitude International was incorporated on May 18, 2017, under the laws of the state of Wisconsin and has been operating as a wholly owned subsidiary of Altitude since the Share Exchange. Altitude International operates through Northern, Central, and South America sales to execute the current business plan of athletic training industry, specifically altitude training. Our objective is to be recognized as one of the upper tier specialty altitude training equipment providers in the Americas.

On April 24, 2020, the Company formed a wholly owned subsidiary in Wisconsin called “Altitude Sports Management Corp.,” which has no activity to date.

On July 6, 2021, Altitude entered into a Share Exchange Agreement (the “Agreement”) with Breunich Holdings, Inc., a Delaware entity (“BHI”). For financial reporting purposes, the acquisition of BHI and the change of control in connection with the acquisition represented a “reverse merger” and BHI is deemed to be the accounting acquirer in the transaction. BHI is the acquirer for financial reporting purposes, and the Company (Altitude International Holdings, Inc.) is the acquired company. Consequently, the assets and liabilities and the operations that are reflected in the historical financial statements prior to the acquisition are those of BHI.

Pursuant to the terms of the Agreement, the Company agreed to issue 295,986,724 shares of its common stock to the shareholders of BHI in exchange for 100% ownership of BHI. The Company also agreed to issue 51 shares of its Series A preferred stock to Gregory Breunich, CEO and primary owner of BHI, as part of the agreement.

Following the closing of the Agreement, BHI is a wholly owned subsidiary of the Company, with each of its subsidiaries operating as wholly owned subsidiaries. The Company is a holding company comprised of multiple scalable related revenue streams that together create a vertically integrated high-performance sports, education, and technology group. Our mission is to redefine and revolutionize athletic preparation and training.

On July 26, 2022, the Company formed Altitude Hospitality LLC which was formed for the operations of the hotel resort acquired on September 2, 2022.

On July 28, 2022, the Company formed Rush Education LLC. On August 26, 2022, Rush Education registered as a foreign corporation in Hawaii. The Company projects Rush Education being operated in various states.

We operate through the following 12 wholly owned subsidiaries: BHI, Altitude International, Inc., a Wisconsin corporation (“Altitude Chambers”), Altitude Hospitality LLC (“Altitude Hospitality”), Florida limited liability company, Rush Education LLC (“Rush Education”), a Florida limited liability company, Altitude Sports Management Corp., a Wisconsin corporation (“Altitude Sports Management Corp.”), ITA-USA Enterprise, LLC, a Florida limited liability company (“Altitude Academies”), CMA Soccer, LLC, a Florida limited liability company (“CMAS”), Trident Water, LLC, a Florida limited liability company (“Altitude Water”), Altitude Wellness, LLC, a Florida limited liability company (“Altitude Wellness”), NVL Academy, LLC, a Florida limited liability company (“Altitude Volleyball”), North Miami Beach Academy LLC, a Florida limited liability company (“NMBA”), Six Log Cleaning & Sanitizing LLC, a Florida limited liability company (“SLCS”), and Altitude Online, LLC, a Florida limited liability company (“Altitude Online”).

Nature of Operations

Altitude is a holding company focused on a people-first, global wellness group through its operating subsidiaries which are comprised of multiple scalable related revenue streams that together create a vertically integrated high-performance sports, education, and technology group. Our mission is to redefine and revolutionize athletic preparation and training while providing relief, opportunity, and wellness to those that need it the most. Additionally, through the September 2, 2022 acquisition of Sandpiper Bay Resort, now a Trademark Collection® by Wyndham, the Company is utilizing the opportunity with an all-inclusive hotel resort in Port St. Lucie, Florida to diversify its operations. This previously owned Club Med resort has been the headquarters and training site for the Company’s academies for approximately 12 years. Sandpiper Bay Resort is expected to provide a significant revenue stream and additional customers to the academies.

Our sports and education properties comprise what is currently known as Altitude Academies. Our wholly owned subsidiary, Altitude International, Inc. manufactures a variety of world-class hypoxic training chambers, which enables competitive athletes of all kinds to train in a simulated high-altitude environment. This controlled oxygen-deficient environment coupled with specific training protocols achieves numerous scientifically proven benefits in athletic development. Altitude recently has launched its high-performance wellness center, Altitude Wellness, LLC, to serve as the reoccurring revenue model for Altitude’s chamber technology. Altitude Water manufactures several types of Atmospheric Water Generators (“AWG”) ranging from small residential and light commercial to heavy-duty military-grade machines designed for larger-scale uses. Altitude Water’s next-generation air-to-water machines and our proprietary “EnviroGuard™” purification system controlled by our proprietary software produce some of the purest and finest drinking water in the world. Altitude Water’s drinking water is highly oxygenated, ideally suited for athlete hydration amid competitive performance.

Altitude’s growth initiatives include scaling the existing tuition categories, adding new ones in sports, arts, and sciences in the coming years, pursuing a consolidation strategy within the soccer club system in the United States, and exponentially growing our accredited academic model. Strategic to our continued growth, the establishment of Altitude’s headquarters in Port Saint Lucie, Florida marked our international destination footprint by adding to our asset base and securing control of the hospitality side of our business. The management team of Altitude is well versed in developing an ecosystem where the business sectors drive network and growth impact between one another, providing increased earnings and value to the Altitude properties.

NOTE 1 – NATURE OF OPERATIONS

Company Background

Altitude International Holdings, Inc. (f/k/a Altitude International, Inc., the “Company,” “we,” “us,” “our,” or “Altitude-NY”), was incorporated in the State of New York on July 13, 1994 as “Titan Computer Services, Inc.” On August 21, 2020, the Company filed with the State of New York to change the name from Altitude International, Inc. to Altitude International Holdings, Inc.

On June 27, 2017, the Company successfully closed a Share Exchange transaction (the “Share Exchange”) with the shareholders of Altitude International, Inc. (“Altitude”), a Wisconsin corporation. Altitude was incorporated on May 18, 2017, under the laws of the state of Wisconsin and has been operating as a wholly owned subsidiary of Altitude-NY since the Share Exchange. Altitude operates through Northern, Central, and South America sales to execute the current business plan of athletic training industry, specifically altitude training. Our objective is to be recognized as one of the upper tier specialty altitude training equipment providers in the Americas.

On April 24, 2020, the Company formed a wholly owned subsidiary in Wisconsin called “Altitude Sports Management Corp.,” which has no activity to date.

On July 6, 2021, Altitude International Holdings, Inc. (“Altitude” or the “Company”) entered into a Share Exchange Agreement (the “Agreement”) with Breunich Holdings, Inc., a Delaware entity (“BHI”). BHI is a holding company with seven operating LLCs, including CMA Soccer, LLC, ITA-USA Enterprise LLC, Trident Water LLC, North Miami Beach Academy LLC, NVL Volleyball Academy LLC, Six Log Cleaning and Sanitizing LLC, and Altitude Wellness LLC.

Pursuant to the terms of the Agreement, the Company agreed to issue 295,986,724 shares of its common stock to the shareholders of BHI in exchange for 100% ownership of BHI. The Company also agreed to issue 51 shares of its Series A preferred stock to Greg Breunich as part of the agreement.

Following the Agreement, BHI is a wholly owned subsidiary of the Company, with each of its subsidiaries operating as wholly owned subsidiaries.

At the Closing of the Share Exchange Agreement on July 23, 2021, Altitude acquired 100% ownership of BHI as a wholly owned subsidiary and its operating companies: CMA Soccer, LLC, ITA-USA Enterprise LLC, Trident Water LLC, North Miami Beach Academy LLC, NVL Volleyball Academy LLC, Six Log Cleaning and Sanitizing LLC, and Altitude Wellness LLC. Certain subsidiaries have filed for dba’s to reflect the new corporate structure and the Altitude brand. For financial reporting purposes, the acquisition of BHI and the change of control in connection with the acquisition represented a “reverse merger” and BHI is deemed to be the accounting acquirer in the transaction. BHI is the acquirer for financial reporting purposes, and the Company (Altitude International Holdings, Inc.) is the acquired company. Consequently, the assets and liabilities and the operations that are reflected in the historical financial statements prior to the acquisition are those of BHI. See Note 3.

On November 5, 2021, the Company formed Altitude Online Learning LLC, a Florida limited liability company. As of December 31, 2021, this entity had no activity.

Nature of Operations

Altitude International Holdings, Inc. is a multi-faceted organization focused on integrating advanced training and hydration technology with specialized sports training.

Since 2017, Altitude has specialized in creating properly engineered, membrane-based designs for simulated altitude training equipment. The product line ranges from personal at home use machines to fully integrated environmental rooms and chambers and has been used at a university and an NFL team. An NBA team has placed an order.